Financial instruments (Details 4) - Currency swap contract [member] ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Value of the outstanding term loan	₨ 110,250	₨ 183,750	$ 1,500	$ 2,500
Mark to Market losses/ (gain)	0	0
Tranche one [Member]
Disclosure of financial assets [line items]
Value of the outstanding term loan	44,100	73,500	600	1,000
Mark to Market losses/ (gain)	0
Tranche two undrawn [Member]
Disclosure of financial assets [line items]
Value of the outstanding term loan	66,150	110,250	$ 900	$ 1,500
Mark to Market losses/ (gain)	₨ 0	₨ 0